UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road

Pleasant Grove UT 84062

(Address of principal executive offices)

 (Zip code)

Jonathan Ferrell

Rock Canyon Advisory Group, Inc.

1384 West State Road

Pleasant Grove UT 84062

(Name and address of agent for service)

Copies to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Top Flight Fund

ADVANCED DIGITAL INFORMATION

Ticker Symbol:ADIC	Cusip Number:007525108
Record Date: 3/1/2006	Meeting Date: 3/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1 01-Christopher T. Bayley, 02-Frank M. (Pete) Higgins	Against	Stockholder	For	Against

ADVANCED DIGITAL INFORMATION CORP

Ticker Symbol:ADIC	Cusip Number:007525108
Record Date: 3/2/2006	Meeting Date: 3/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees 1 -01-Christopher T. Bayley, 02-Frank M. (Pete) Higgins	Against	Stockholder	For	Against

ALCOA

Ticker Symbol:AA	Cusip Number:013817101
Record Date: 3/22/2006	Meeting Date: 4/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Kathryn S. Fuller, 02-Judith M. Gueron, 03-Ernesto Zedillo	Against	Stockholder	For	Against
2	Proposal to ratify the independent auditor	For	Stockholder	For	With

AMERICAN FINANCIAL GROUP, INC.

Ticker Symbol:AFG	Cusip Number:025932104
Record Date: 5/5/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Carl H. Lindner, 02-Carl. H. Lindner III, 03-S. Craig Lindner, 04-Kenneth C. Ambrecht, 05-Theodore H. emmerich, 06-James E. Evans, 07-Terry S. Jacobs, 08-William R. Martin, 09-William W. Verity	For	Stockholder	For	With
2	Proposal to ratify the audit committee's appointment of Ernst & Young LLP as the company's independent public accountants for 2006	For	Stockholder	For	With
3	Shareholder proposal regarding political contributions	Against	Stockholder	For	With

APPLIED MATERIALS, INC.

Ticker Symbol:AMAT	Cusip Number:038222105
Record Date: 3/1/2006	Meeting Date: 3/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommned: A vote for election of the following nominees 1 01-Michael H. Armacost, 02-Deborah A. Coleman, 03-Philip V. Gerdine, 04-Thomas J. Iannotti, 05-Charles Y.S. Liu, 06-James C. Morgan, 07-Gerhard H. Parker, 08-Willem P. Roelandts, 09-Michael R. Splinter	Against	Stockholder	For	Against
2	To ratify the appointment of KPMG LLP as Applied Materials' independent registered public accounting firm for fiscal year 2006	For	Stockholder	For	With

ARRIS GROUP, INC.

Ticker Symbol:ARRS	Cusip Number:04269Q100
Record Date: 5/16/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Alex B. Best, 02-Harry L. Bosco, 03-John Anderson Craig, 04-Matthew B. Kearney, 05-William H. Lambert, 06-John R. Petty, 07-Robert J. Stanzione	For	Stockholder	For	With
2	Approval of performance goals with respect to the 2001 stock incentive plan	For	Stockholder	For	With
3	Approval of performance goals with respect to the 2004 stock incentive plan	For	Stockholder	For	With
4	Approval of performance goals with respect tot he management incentive plan	For	Stockholder	For	With
5	Approval of the retention of Ernst & Young as independent registered public accounting firm	For	Stockholder	For	With

BARRIER THERAPEUTICS INC.

Ticker Symbol:BTRX	Cusip Number:06850R108
Record Date: 5/16/2006	Meeting Date: 6/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election fo the following nominees 01-Carl W. Ehmann, M.D., 02-Peter Ernster, 03-Carol Raphael	For	Stockholder	For	With
2	To Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2006	For	Stockholder	For	With

CARNIVAL CORPORATION

Ticker Symbol:CCL	Cusip Number:143658300
Record Date: 3/28/2006	Meeting Date: 4/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election fo the following nominees 01-Micky Arison, 02-AMB Richard G. Capten Jr., 03-Robert H. Dickinson, 04-Arnold W. Donald, 05-Pier Luigi Foschi, 06-Howard S. Frank, 07-Richard J. Glasier, 08-Baroness hogg, 09-A. Kirk Lanterman, 10-Modesto A. Maidique, 11-Sir John Parker, 12-Peter G. Ratcliffe, 13-Stuart Subotnick, 14-Uzi Zucker	Against	Stockholder	For	Against
2	To re-appoint pricewaterhousecoopers LLP as independent auditors for carnival PLC and to ratify the selection pricewaterhousecoopers LLP as the independent registered certified public accounting firm for carnival corporation.	For	Stockholder	For	With
3	To authorize the audit committee of carnival PLC to agree to the renuneration of the independent auditors.	For	Stockholder	For	With
4	To receive the accounts and reports for carnival PLC for the financial year ended november 30, 2005	For	Stockholder	For	With
5	To approve the directors' remuneration report of carnival plc	For	Stockholder	For	With
6	To approve limits on the authority to allot shares by carnival PLC	For	Stockholder	For	With
7	To approve the disapplication of pre-emption rights for carnival plc	For	Stockholder	For	With
8	To approve a general authority for carnival plc to buy back carnival plc ordinary shares in the open market	For	Issuer	For	With

COMPANIA DE MINAS BUENAVENTURA

Ticker Symbol:BVN	Cusip Number:204448104
Record Date: 3/22/2006	Meeting Date: 3/30/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the annual report, balance sheet, profit and loss statement and other financial statements of the year ended Dec. 31, 2005	For	Stockholder	For	With
2	Delegation to the audit committee of the designation of the external auditors for the year 2006	For	Stockholder	For	With
3	Distribution of dividends	For	Stockholder	For	With

CYTEC INDUSTRIES

Ticker Symbol:CYTC	Cusip Number:232820100
Record Date: 4/5/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Barry C. Johnson, 02-James R. Stanley	For	Stockholder	For	With
2	Ratification of KPMG as the company's auditors for 2006	For	Stockholder	For	With

DOW CHEMICAL COMPANY

Ticker Symbol:DOW	Cusip Number:260543103
Record Date: 4/18/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratification of the appointment of the independent registered public accounting firm	For	Stockholder	For	With
3	Stockholder proposal on bhopal	Against	Stockholder	Against	With
4	Stockholder proposal on genetically engineered seed	Against	Stockholder	Against	With
5	Stockholder proposal on chemicals with links to respiratory problems	Against	Stockholder	Against	With
6	Stockholder proposal on security of chemical facilities	Against	Issuer	Against	With
1	Directors recommend: a vote for election of the following nominees 01-Jacqueline K. Barton, 02-James A. Bell, 03-Barbara H. Franklin, 04-ANdrew N. Liveris, 05-Geoffery E. Merszei, 06-J. Pedro Reinhard, 07-Ruth G. Shaw, 08-Paul G. Stern	Against	Stockholder	For	Against

EDUCATION MANAGEMENT CORP.

Ticker Symbol:EDMC	Cusip Number:28139T101
Record Date: 5/17/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Adopt the agreement and plan of merger, dated of March 3, 2006, by and between education management corporation and em acquisition corporation as it may be amended from time to time	For	Stockholder	For	With
2	To adjourn the special meeting, if necessary or appropriate, to solicit additonal proxies if there are insufficient votes at the time of the special meeting to adopt the agreemnt and plan of merger described in proposal 1	For	Stockholder	For	With

EDUCATION MANAGEMENT CORPORATION

Ticker Symbol:EDMC	Cusip Number:28139T101
Record Date: 5/16/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the agreement and plan of merger, dated of March 3, 2006, by and between education management corporation and Em acquisition corporation as it may be amended from time to time	For	Stockholder	For	With
2	to Adjourn the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the agreement and plan of merger described in Proposal 1	For	Stockholder	For	With

FEDERATED DEPARTMENT STORES, INC.

Ticker Symbol:FD	Cusip Number:31410H101
Record Date: 5/16/2006	Meeting Date: 5/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommned: A vote for election of the following nominees 01-Joyce M. Roche, 02- William P. Stiritz, 03-Craig E. Weatherup	For	Stockholder	For	With
2	To Ratify the appointment of KPMG llp as federated's independent registered public accounting firm for the fiscal year ending February 3, 2007	For	Stockholder	For	With
3	To adopt an amendment to federated's certificate of incorporation	For	Stockholder	For	With
4	To amend Federated's 1995 Executive Equity Incentive Plan	For	Stockholder	For	With
5	To amend Federated's 1994 stock incentive plan	For	Stockholder	For	With
6	To act upon a stockholder proposal to adopt a policy that would limit the number of boards on which federated's directors may concurrently serve	Against	Stockholder	For	With

FELCOR LODGING TRUST

Ticker Symbol:FCH	Cusip Number:31430F101
Record Date: 5/5/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Richard S. Ellwood, 02-Robert A. Mathewson, 03-Richard A. Smith	For	Stockholder	For	With
2	Ratification of the appointment of pricewaterhousecoopers llp as Felcor's independent registered public accounting firm.	For	Stockholder	For	With

HCA INC.

Ticker Symbol:HCA	Cusip Number:404119109
Record Date: 5/16/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees 01-C. Michael Armstrong, 02-M. H. Averhoff, M.D., 03-Jack O. Bovender, Jr. 04-Richard M. Bracken, 05-Martin Feldstein, 06-T.F. Frist, Jr. M.D., 07-Frederick W. Gluck, 08-Glenda A. Hatchett, 09-C.O. Holliday, Jr., 10-T. Michael Long, 11-John H. Mcarthur, 12-Kent C. Nelson, 13-Frank S. Royal, M.D., 14-Harold T. Shapiro	For	Stockholder	For	With
2	Ratification of Ernst & Young LLP as HCA's independent registered public accounting firm, as described in the proxy statements	For	Stockholder	For	With
3	Approval of shareholder proposal No. 1, as described in the proxy statement	Against	Stockholder	Against	With
4	Approval of shareholder Proposal No. 2, as described in the proxy statement	Against	Stockholder	Against	With

HIGHLAND HOSPITALITY CORP.

Ticker Symbol:HIH	Cusip Number:430141101
Record Date: 5/5/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following niminees 01-Bruce D. Wardinski, 02-James L. Francis, 03-John M. Elwood, 04-W. Reeder Glass, 05-John W. Hill, 06-Thomas A. Natelli, 07-Margaret A. Sheehan, 08-William L. Wilson	For	Stockholder	For	With
2	Ratification of the appointment of KPMG, llp	For	Stockholder	For	With
3	Amendment and restatement of 2003 omnibus stock incentive plan	For	Stockholder	For	With

KEYCORP

Ticker Symbol:KEY	Cusip Number:493267108
Record Date: 4/10/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Ralph Alvarez, 02-William G. Gares, 03- Dr. Carol A. Cartwright, 04-Thomas C. Stevens	For	Stockholder	For	With
2	Ratification of the appointment of independent auditors	For	Stockholder	For	With

LAS VEGAS SANDS CORP.

Ticker Symbol:LVS	Cusip Number:517834107
Record Date: 5/16/2006	Meeting Date: 6/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-William P. Weidner, 02-Michael A. Leven	For	Stockholder	For	With
2	To consider and act upon the ratification of the selection of pricewaterhousecoopers llp as independent registered public accounting firm	For	Stockholder	For	With

LASALLE HOTEL

Ticker Symbol:LHO	Cusip Number:517948108
Record Date: 3/21/2006	Meeting Date: 4/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees 01- Darryl HarleyLeonard, 02-Kelly L. Kuhn, 03-William S. McCalmont	For	Stockholder	For	With
2	To ratify the appointment of KPMG LLP as the independent registered public accountants of the company for the year ending Dec. 31, 2006	For	Stockholder	For	With
3	To consider and act upon any other matters that may properly be brought before the annual meeting and at andy adjournments or postponements thereof.	For	Stockholder	For	With

LEHMAN BROTHERS HOLDINGS INC.

Ticker Symbol:LEH	Cusip Number:524908100
Record Date: 4/5/2006	Meeting Date: 3/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Thomas H. Cruikshank, 02-Roland A. Hernandez, 03-Henry Kaufman, 04-John D. Macomber	For	Stockholder	For	With
2	Ratify the selection of Ernst & Young LLP as the company's independent auditors for the 2006 fiscal year by the audit committee of the board of directors	For	Stockholder	For	With
3	Adopt an amendment to the company's restated certificate of incorporation to increase the number of authorized shares of common stock from 600 million to 1.2 billion shares	Against	Stockholder	For	Against
4	Adopt an amendment to the company's restated certificate of incorporation to provide for the annual election of all directors	For	Stockholder	For	With

LOWE'S COMPANIES, INC.

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 5/5/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Peter C. Browning, 02-Marshall O. Larsen, 03-Stephen F. Page, 04-O. Temple Sloan, Jr.	Against	Stockholder	For	Against
2	To approve Lowe's Companies, Inc. 2006 Annual Incentive plan	For	Stockholder	For	With
3	To approve Lowe's Companies, Inc. 2006 Long-term incentive plan	For	Stockholder	For	With
4	To ratify the appointment of Deloitte & Touche llp as the company's independent accountants	For	Stockholder	For	With
5	To approve amendements tot he company's articles of incorporation	For	Stockholder	For	With
6	Shareholder proposal entitled ""wood procurement report.""	Against	Stockholder	Against	With

MANPOWER, INC.

Ticker Symbol:MAN	Cusip Number:56418H100
Record Date: 3/22/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Jeffrey A. Joerres, 02-John R. Walter, 03-Marc J. Bolland	For	Stockholder	For	With
2	Ratification of Deloitte & Touche as independent auditors for 2006	For	Stockholder	For	With
3	Approval of the increase in the number of shares authorized for issuance under the 2003 equity incentive plan of manpower, inc.	Against	Stockholder	For	Against
4	Shareholder proposal regarding implementation of the Macbride principles in northern ireland	Against	Stockholder	Against	With

MCDERMOTT INTERNATIONAL

Ticker Symbol:MDR	Cusip Number:580037109
Record Date: 1/3/2006	Meeting Date: 1/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approving, subject to such changes as mcdermott's board of directors may subsequently approve, the settlement contemplated by the proposed settlement agreement attached to the proxy statement, and the form, terms, provisions and mcdermott's execution of, and subject to mcdermott's limited ability to terminate, performance under, the proposed settlement agreement.	For	Stockholder	For	With

MCDERMOTT INTERNATIONAL

Ticker Symbol:MDR	Cusip Number:580037109
Record Date: 1/6/2006	Meeting Date: 1/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approving, subject to such changes as McDermott's board of directors may subsequently approve, the settlement contemplated by the proposed settlement agreement attached to the proxy statement, and the form, terms, provisions, and mcdermott's execution of and subject to mcdermott's limited ability to terminate, performance undert, the proposed settlement agreement.	For	Stockholder	For	With

METHANEX CORPORATION

Ticker Symbol:MEOH	Cusip Number:59151K108
Record Date: 4/5/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Voting recommendation for all the nominees proposed as directors, 01-Burce Aitken, 02-Howard Balloch, 03-Pierre Choquette, 04-Phillip C. Coo, 05-Robert Findlay, 06-Douglas Mahaffy, 07-A. Terence Poole, 08-John Reid, 09-Janice Rennie, 10-Monica Sloan, 11-Graham Sweeney	For	Stockholder	For	With
2	To Re-appoint KPMG LLP, chartered Accountants, as auditors of the company for the ensuing year	For	Stockholder	For	With
3	Authorizing the directors to fix the remunderation of the auditors	For	Stockholder	For	With
4	An ordinary resolution to ratify and approve certain amendments to the company's incentive stock option plan, the full text of which resolution is set out in schedule A to the accompanying information circular	For	Stockholder	For	With

MONARCH CASINO & RESORT, INC.

Ticker Symbol:MCRI	Cusip Number:609027107
Record Date: 5/16/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommned: a vote for election of the following nominees 01-John Farahi, 02-Craig F. Sullivan, 03-Charles W. Scharer	For	Stockholder	For	With
2	In their discretion, act upon such other matters as my properly come before this meeting	For	Stockholder	For	With

NABORS INDUSTRIES

Ticker Symbol:NBR	Cusip Number:G6359F0IH
Record Date: 3/21/2006	Meeting Date: 3/30/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amendment to amended and restated bye-laws to increase the total number of shares of common stock	Against	Stockholder	For	Against

NOKIA CORPORATION

Ticker Symbol:NOK	Cusip Number:654902204
Record Date: 2/28/2006	Meeting Date: 3/30/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval of the income statements and the balance sheets	For	Stockholder	For	With
3	Proposal to the annual general meeting of a dividend of eur 0.37 per share	For	Stockholder	For	With
4	Approval of the discharge of the chairman, the members of the board of directors and the president from liability	Against	Stockholder	For	Against
5	Approval of the remuneration to be paid to the members of the board of directors	For	Stockholder	Against	Against
6	Proposal on the number of members of the board of directors as proposed by the corporate governance and nomination committee	For	Stockholder	For	With
7	Directors recommend: a vote for election of the following nominees 01- Paul J. Collins, 02-Georg Ehrnrooth, 03-Daniel R. Hesse, 04-Bengt Holmstrom, 05-Per Karlsson, 06-Edouard Michelin, 07-Jorma Ollila, 08-Marjorie Scardino, 09-Keijo Suila, 10-Vesa Vainio	For	Stockholder	For	With
8	Approval of the remuneration to be paid to the auditor	For	Stockholder	For	With
9	Approval of the re-election of PriceWaterHouseCoopers OY as the auditors for the fiscal year 2006	For	Stockholder	For	With
10	Proposal of the Board to reduce the share capital through cancellation of Nokia shares held by company	For	Stockholder	For	With
11	Authorization to the board to increase the share capital of the company	Against	Stockholder	For	Against
12	Authorization to the Board to repurchase Nokia shares	For	Stockholder	For	With
13	Authorization to the Board to dispose Nokia shares held by the company	Against	Stockholder	For	Against

PAYLESS SHOESOURCE, INC.

Ticker Symbol:PSS	Cusip Number:704379106
Record Date: 5/16/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommned: a vote for election of the following nominees 01-Mylle H. Mangum, 02-John F. McGovern	For	Stockholder	For	With
2	Ratify the appointment of Deloitte & Touche LLP as independent registered public accountants for fiscal year 2006	For	Stockholder	For	With
3	Approve the 2006 Payless ShoeSource, Inc. stock incentive plan	For	Stockholder	For	With
4	Approve the amendments to and restatement of the payless shoesource, inc. restricted stock plan for non-management directors.	For	Stockholder	For	With

PEOPLESUPPORT, INC.

Ticker Symbol:PSPT	Cusip Number:712714302
Record Date: 5/16/2009	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommned: A vote for election of the following nominees 01-Adam Berger, 02-George H. Ellis	For	Stockholder	For	With
2	Ratification of the appointment of BDO Seidman, llp as our independent registered public accounting firm for the year ending December 31, 2006	For	Stockholder	For	With

PETROCHINA COMPANY

Ticker Symbol:PTR	Cusip Number:71646E100
Record Date: 8/2/2005	Meeting Date: 8/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	that the conditional capital contribution agreement dated 9 June 2005 entered into between china national oil and gas exploration and development corporation, central asia petroleum company limited, zhong you kan tan kai fa company limited and the company be and are hereby approved	For	Stockholder	For	With
2	that the conditioanl sale and purchase agreement dated 9 june 2005 enetered into between zhong you kan tan kai fa and the company and the transactions contemplated thereby be and are hereby approved	For	Stockholder	For	With
3A	tht the agreement dated 9 June 2005 entered into between the company and cnpc be and are hereby approved	For	Stockholder	For	With
3B	that the proposed annual limit of each of the continuing connected transactions be and are hereby approved	For	Stockholder	For	With
4	that the chief financial officer of the company be and is hereby authorized to do all such further acts and things and execute such further documents or supplemental agreements or deeds on behalf of the company	For	Stockholder	For	With
1	that the conditional capital contribution agreement dated 9 June 2005 entered into between china national oil and gas exploration and development corporation, central asia petroleum company limited, zhong you kan tan kai fa company limited and the company be and are hereby approved	For	Stockholder	For	With
2	that the conditioanl sale and purchase agreement dated 9 june 2005 enetered into between zhong you kan tan kai fa and the company and the transactions contemplated thereby be and are hereby approved	For	Stockholder	For	With
3A	tht the agreement dated 9 June 2005 entered into between the company and cnpc be and are hereby approved	For	Stockholder	For	With
3B	that the proposed annual limit of each of the continuing connected transactions be and are hereby approved	For	Stockholder	For	With
4	that the chief financial officer of the company be and is hereby authorized to do all such further acts and things and execute such further documents or supplemental agreements or deeds on behalf of the company	For	Stockholder	For	With

PHELPS DODGE CORPORATION

Ticker Symbol:PD	Cusip Number:717265102
Record Date: 5/16/2006	Meeting Date: 5/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-C. Krulak, 02-D. McCoy, 03-W. Post, 04-M. Richenhagen, 05-J. Thompson	For	Stockholder	For	With
2	Approve the Phelps Dodge Corporation Directors 2007 Stock Unit Plan	For	Stockholder	For	With
3	Ratify the appointment of pricewaterhousecoopers llp as independent accountants for the year 2006	For	Stockholder	For	With

PINNACLE AIRLINES CORP.

Ticker Symbol:PNCL	Cusip Number:723443107
Record Date: 4/25/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Donald J. Breeding, 02-R. Philip Shannon	Against	Stockholder	For	Against
2	Ratification of the appointment by the audit committee of the Board of Directors of Ernst & Young LLP as Principal independent auditors for 2006	For	Stockholder	For	With

STANDARD PACIFIC CORP.

Ticker Symbol:SPF	Cusip Number:85375C101
Record Date: 5/5/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Michael C. Cortney, 02-Ronad R. Foell, 03-Jeffrey V. Peterson	Against	Stockholder	For	Against
2	Approval of the stockholder proposal regarding energy efficiency	Against	Stockholder	Against	With

STORA ENSO OYJ

Ticker Symbol:SEO	Cusip Number:86210M106
Record Date: 3/1/2006	Meeting Date: 3/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adoption of the income statement and balance sheet of the parent company and the consolidated income statement and balance sheet	For	Stockholder	For	With
2	Disposal of the year's profit and distribution of dividend of EUR 0.45	For	Stockholder	For	With
4	Resolution concerning discharge of the members of the Board of Directors and the Managing Director from liability	Against	Stockholder	For	Against
5	Number of the members of the Board of Directors (10)	For	Stockholder	For	With
6	Number of Auditors (1)	For	Stockholder	For	With
7	Renuneration for the members of the Board of Directors	For	Stockholder	For	With
8	Remuneration for the AUditors	For	Stockholder	For	With
9	Election of the members of the Board of Directors	For	Stockholder	For	With
10	Election of Auditors	For	Stockholder	For	With
11	Appointment of Nomination Committee	For	Stockholder	For	With
12	A proposal by the Board of Directors to reduce the registered share capital of the Company through the cancellation of shares in the Company held by the same	For	Stockholder	For	With
13	A proposal by the Board of Directors to authorise the Board of Directors to repurchase shares in the Company	For	Stockholder	For	With
14	A proposal by the Board of Directors to authorise the Board of Directors to dispose of shares in the Company held by the same	Against	Stockholder	For	Against
15	A proposal by the shareholders Matti Liimatainen	For	Stockholder	For	With

THE SEHRWIN-WILLIAMS COMPANY

Ticker Symbol:82434	Cusip Number:SHW
Record Date: 3/28/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors recommend: a vote for election fo the following nominees 01-A.F. Anton, 02-J.C. Boland, 03-C.M. Connor, 04-D.E. Evans, 05-D.F. Hodnik, 06-S.J. Kropf, 07-R.W. Mahoney, 08-G.E. McCullough, 09-A.M. Mixon, iii, 10-C.E. Moll, 11-R.K. Smucker	Against	Stockholder	For	Against
2	approval of the 2006 equity and performance incentive plan	For	Stockholder	For	With
3	approval of the 2006 stock plan for nonemployee directors	For	Stockholder	For	With
4	Ratification of appointment of independent registered public accounting firm	For	Stockholder	For	With

UNOCAL CORPORATION

Ticker Symbol:UCL	Cusip Number:915289102
Record Date: 7/18/2005	Meeting Date: 8/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval and adoption of the agreement and plan of merger, dated as of April 4, 2005, by and among unocal corporation, chevron corporation and blue merger sub Inc., a wholly owned subsidiary of chevron corporation	For	Stockholder	For	With
2	Approval of any adjournment or postponement of the special meeting, if necessary, to solicit additional proxies	For	Stockholder	For	With
1	Approval and adoption of the agreement and plan of merger, dated as of April 4, 2005, by and among unocal corporation, chevron corporation and blue merger sub Inc., a wholly owned subsidiary of chevron corporation	For	Stockholder	For	With
2	Approval of any adjournment or postponement of the special meeting, if necessary, to solicit additional proxies	For	Stockholder	For	With

UNOCAL CORPORATION

Ticker Symbol:UCL	Cusip Number:915289102
Record Date: 8/2/2005	Meeting Date: 8/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval and adoption of the amended agreement and plan of merger, dated as of April 4, 2005, and amended as of July 19, 2005, by and among unocal corporation, chevron corporation and blue merger sub inc., a wholly owned subsidiary of chevron corporation	For	Stockholder	For	With
2	approval of any adjournment or postponement of the special meeting, if necessary, to solicit additional proxies	For	Stockholder	For	With
1	Approval and adoption of the amended agreement and plan of merger, dated as of April 4, 2005, and amended as of July 19, 2005, by and among unocal corporation, chevron corporation and blue merger sub inc., a wholly owned subsidiary of chevron corporation	For	Stockholder	For	With
2	approval of any adjournment or postponement of the special meeting, if necessary, to solicit additional proxies	For	Stockholder	For	With

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 4/18/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-Jerry D. Choate, 02-William R. Klesse, 03-Donald L. Nickles, 04-Susan Kaufman Purcell	For	Stockholder	For	With
2	Ratification of KPMG LLP as auditors for 2006	For	Stockholder	For	With

VINTAGE PETROLEUM, INC.

Ticker Symbol:VPI	Cusip Number:927460105
Record Date: 1/6/2005	Meeting Date: 1/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	to approve and adopt the agreement and plan of merger dated as of october 13, 2005 among vintage petroleum, inc. occidental petroleum corporation and occidental transaction 1, llc, providing for the merger of vintage into occidental transaction 1., llc, a wholly owned subsidiary of occidental petroleum corporation	For	Stockholder	For	With
2	to approve postponements or adjournments of the special meeting, if necessary, to solicit additional proxies	For	Stockholder	For	With

WELLS FARGO COMPANY

Ticker Symbol:WFC	Cusip Number:949746101
Record Date: 4/5/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 01-lloyd H. Dean, 02-Susan E. Engel, 03-Enrique Hernandez, Jr., 04-Robert L. Joss, 05-Richard M. Kovacevich, 06-Richard D. McCormick, 07-Cynthia H. Milligan, 08-Nicholas G. Moore, 09-Philp J. Quigley, 10-Donald B. Rice, 11-Judith M. Runstad, 12-Stephen W. Sanger, 13-Susan G. Swenson, 14-Michael W. Wright	For	Stockholder	For	With
2	Proposal to ratify appointment of KPMG LLP as independent auditors for 2006	For	Stockholder	For	With
3	Stockholder proposal regarding a director election by-law amendment	For	Stockholder	Against	Against
4	stockholder proposal regarding separating of board chair and ceo positions	For	Stockholder	Against	Against
5	Stockholder proposal regarding director compensation	For	Stockholder	Against	Against
6	stockholder proposal regarding a report on home mortgage disclosure A (HMDA) data	For	Issuer	Against	Against

WHEELING-PITTSBURGH CORPORATION

Ticker Symbol:WPSC	Cusip Number:963142320
Record Date: 7/18/2005	Meeting Date: 8/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees 01-Paul J. Mooney, 02-Alicia H Munnell, 03-Lynn R. Williams, 04-James L. Bownen, 05-Michael D. Dingman, Jr., 06-Roland L. Hobbs, 07-D. Clark Ogle	Against	Stockholder	For	Against
1	Directors recommend: A vote for election of the following nominees 01-Paul J. Mooney, 02-Alicia H Munnell, 03-Lynn R. Williams, 04-James L. Bownen, 05-Michael D. Dingman, Jr., 06-Roland L. Hobbs, 07-D. Clark Ogle	Against	Stockholder	For	Against

WORTHINGTON INDUSTRIES, INC.

Ticker Symbol:WOR	Cusip Number:981811102
Record Date: 9/15/2005	Meeting Date: 9/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommned: A vote for electionof the following nominees 01- John S. Christie, 02-Michael J. Endres, 03-Peter Karmanos, Jr.	For	Stockholder	For	With
2	Ratification of the selection of the Firm of KPMG LLP as the independent registered public accounting firm of the company for the fiscal year ending May 31, 2006	For	Stockholder	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

* Jonathan Ferrell

Chief Executive Officer

By /s/Jonathan Ferrell

* Jonathan Ferrell

Chief Financial Officer

Date: August 23, 2006

*Print the name and title of each signing officer under his or her signature.